Harley-Davidson Motorcycle Trust 2019-A	Exhibit 99.1
$116,000,000.00 2.38579% Motorcycle Contract Backed Notes, Class A-1
$187,340,000.00 2.37% Motorcycle Contract Backed Notes, Class A-2
$187,340,000.00 2.34% Motorcycle Contract Backed Notes, Class A-3
$61,960,000.00 2.39% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the February 16, 2021 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of June 1, 2019, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on June 26, 2019

Beginning of Due Period					01/01/2021
End of Due Period					01/31/2021
Determination Date					02/04/2021
Record Date					02/12/2021
Distribution Date					02/16/2021
LIBOR Determination Date
LIBOR as of the LIBOR Determination Date
Number of days in Interest Period (ACT/360 basis)					32
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	36,654	05/31/2019	06/26/2019	$580,182,692.19
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	36,654			$580,182,692.19

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$265,667,545.18

Monthly principal amounts
Principal collections on Contracts	12,380,293.79
Balance of Contracts liquidated during Due Period	222,615.65
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	539.09

Decline in Aggregate Principal Balance		12,603,448.53

Aggregate Principal Balance at end of Due Period		$253,064,096.65
Pool factor		0.4361800

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$116,000,000.00	$187,340,000.00	$187,340,000.00	$61,960,000.00	$552,640,000.00

Note balance as of prior Distribution Date	—	—	176,164,852.99	61,960,000.00	238,124,852.99

Principal Distributable Amount *	—	—	12,603,448.53	—	12,603,448.53

Note balance at end of Due Period	-	-	163,561,404.46	61,960,000.00	225,521,404.46

Note Pool Factor at beginning of Due Period	0.0000000	0.0000000	0.9403483	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.8730725	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	2.38579%	32	ACT/360	-	—	—
A-2	—	—	2.37%	30	30/360	—	—	—
A-3	176,164,852.99	-	2.34%	30	30/360	343,521.46	-	343,521.46
A-4	61,960,000.00	-	2.39%	30	30/360	123,403.67	-	123,403.67
Totals	$238,124,852.99	-				$466,925.13	-	$466,925.13

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$12,258,310.44
Interest collections on Contracts during Due Period	1,555,870.02
Net Liquidation Proceeds	224,411.01
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	31,617.50
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	284.52

Total Available Monies		$14,070,493.49

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	40,280.18
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	221,389.62
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	498.13
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	466,925.13
Principal Distributable Amount	12,603,448.53

Total distribution of fees, interest and principal		13,332,541.59

Excess Amounts (Shortfall)		737,951.90

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	737,951.90

Total distribution of Available Monies		$14,070,493.49

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,450,456.73

Reserve Fund balance as of prior Distribution Date		$1,450,456.73

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	31.97

Total additions		31.97

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	31.97

Total withdrawals		31.97

Reserve Fund balance at current Distribution Date		$1,450,456.73

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$27,542,692.19

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,542,692.19	4.75%
Overcollateralization Target Amount for current Distribution Date	27,542,692.19	10.88%
Overcollateralization Amount at current Distribution Date	27,542,692.19	10.88%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			20

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	27	$344,599.00	0.130%

	Less:
	Net Liquidation Proceeds for the Due Period	20	224,411.01	0.084%

	Net Liquidation Losses for the Due Period		120,187.99	0.045%

	Net Liquidation Loss ratio			0.543%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.543%
	Net Liquidation Loss ratio - prior Distribution Date			0.354%
	Net Liquidation Loss ratio - second prior Distribution Date			0.572%
	Three-month average loss ratio			0.490%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	335	$5,346,674.74	0.922%
	Cumulative Net Liquidation Proceeds	257	2,908,940.16	0.501%
	Cumulative Net Liquidation Losses		2,437,734.58	0.420%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$7,276.82

Cumulative loss ratio	Cumulative loss ratio			0.420%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	66	$932,662.86	$12,164.06	0.351%
	60 - 89	23	290,517.10	5,290.19	0.109%
	90 - 119	17	217,636.27	7,461.54	0.082%
	120+	13	177,859.20	6,701.71	0.067%
	Totals	119	$1,618,675.43	$31,617.50	0.609%

	60+ delinquency amount	53	$686,012.57		0.258%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.258%
	60+ day delinquency ratio - prior Distribution Date				0.330%
	60+ day delinquency ratio - second prior Distribution Date				0.328%
	Three-month average delinquency Ratio				0.305%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (5.60%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	23,106	22,453
Principal Balance of Contracts	265,667,545.18	253,064,096.65
Weighted average original term	72.27	72.37
Weighted average remaining term	42.12	41.27
Weighted average age	30.14	31.10
One month prepayments (ABS)	1.42%	1.49%
Weighted average Contract Rate	6.84%	6.86%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	84,207,677.73	33.28%
5.001% - 10.000%	136,610,342.44	53.98%
10.001% - 15.000%	32,246,076.48	12.74%
15.001% - 20.000%	—	—%
> 20.000%	—	—%

Advances made by Servicer in current Due Period		$31,617.50
Reimbursement Amount due to Servicer		40,280.18
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

As a result of the COVID pandemic, the servicer has been granting extensions of generally 60 days to impacted eligible obligors seeking assistance. During the Due Period, 0.34% of the active accounts, representing 0.47% of the pool's outstanding principal balance, were granted an extension. Accounts in active deferral are not reported as delinquent.

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of June 1, 2019 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and the Bank Of New York Mellon Trust Company, N.A., and Harley-Davidson Motorcycle Trust 2019-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from January 1, 2021 to January 31, 2021 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 9th day of
February, 2021.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
                            James Darrell Thomas
Vice President, Treasurer and Assistant Secretary